Lease (Details) - Schedule of Weighted Average Lease Terms and Discount Rates for all of Operating Leases	Jun. 30, 2023
Schedule of Weighted Average Lease Terms and Discount Rates for all of Operating Leases [Abstract]
Weighted average remaining lease term (years)	1 year 11 months 12 days
Weighted average discount rate	5.00%